Fair Value Measurements (Estimated Fair Values by Fair Value Hierarchy Level of Certain Financial Instruments not Reported at Fair Value) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	¥ 1,685,504		¥ 1,522,415
Total assets, Carrying amount	20,981,586	¥ 19,087,752	19,065,538
Long-term debt including the current portion, Carrying amount	740,833		848,973
Total liabilities	16,536,095	¥ 15,433,503	15,409,171
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,861,384		1,686,842
Total assets, Estimated fair value	1,861,384		1,686,842
Long-term debt including the current portion, Estimated fair value	737,529		877,576
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	877,157		766,558
Total liabilities, Estimated fair value	1,614,686		1,644,134
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Carrying amount	1,685,504		1,522,415
Total assets, Carrying amount	1,685,504		1,522,415
Long-term debt including the current portion, Carrying amount	740,833		848,973
Investment contracts included in policyholders' account in the life insurance business, Carrying amount	816,903		738,404
Total liabilities	1,557,736		1,587,377
Level 2 | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Housing loans in the banking business, Estimated fair value	1,861,384		1,686,842
Total assets, Estimated fair value	1,861,384		1,686,842
Long-term debt including the current portion, Estimated fair value	737,529		877,576
Investment contracts included in policyholders' account in the life insurance business, Estimated fair value	877,157		766,558
Total liabilities, Estimated fair value	¥ 1,614,686		¥ 1,644,134